SITE CLOSURE PROVISIONS	12 Months Ended
Dec. 31, 2021
SITE CLOSURE PROVISIONS
SITE CLOSURE PROVISIONS
16.	SITE CLOSURE PROVISIONS

	Camino Rojo	Cerro Quema
	Project	Project	Total
At December 1, 2020	$232	$343	$575
Decrease in estimated cash flows	(57)	—	(57)
At December 31, 2020	$175	$343	$518
Increase in estimated cash flows resulting from current activities	4,738	—	4,738
Accretion during the period	223	—	223
Foreign exchange	(19)	—	(19)
At December 31, 2021	$5,117	$343	$5,460

	Camino Rojo	Cerro Quema
Year ended December 31, 2021	Project	Project
Estimated settlement dates	2029 to 2041	2022
Undiscounted risk-adjusted cash flows	$6,091	$—
Inflation rate	5.55%	—
Discount rate	7.43%	—